ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

ING BlackRock Large Cap Value Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated October 25, 2010

to each Portfolio’s Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”)

Prospectus, Service Class (“Class S”) Prospectus and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2010

ING BlackRock Large Cap Value Portfolio

On October 21, 2010, the Portfolio’s Board of Trustees approved a proposal to reorganize ING BlackRock Large Cap Value Portfolio (“Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING BlackRock Large Cap Value Portfolio	ING T. Rowe Price Equity Income Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about December 9, 2010, and a shareholder meeting is scheduled to be held on or about January 11, 2011. The Disappearing Portfolio will notify shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed Reorganization is obtained, it is expected that the Reorganization will take place on or about January 21, 2011. After the Reorganization you will hold shares of ING T. Rowe Price Equity Income Portfolio. For more information regarding ING T. Rowe Price Equity Income Portfolio, please contact a Shareholder Services representative or your financial professional.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

Effective October 8, 2010, Peter Stournaras has been added as a co-portfolio manager to the Portfolios. Effective immediately, the Portfolios’ Prospectuses are revised as follows:

1.	The section entitled “Portfolio Management – Portfolio Managers” of the summary section of each Portfolio’s Prospectuses is amended to include the following:

Peter Stournaras

Portfolio Manager (10/10)

2.	The second paragraph of the section entitled “Management of the Portfolios – BlackRock Investment Management, LLC” of each Portfolio’s Prospectuses is hereby deleted and replaced with the following:

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio are supported by a team of investment professionals who are responsible for investment research and selection. Robert C. Doll, Jr. is the Portfolios’ senior portfolio manager and Daniel Hanson and Peter Stournaras are the Portfolios’ associate portfolio managers. Mr. Doll, Mr. Hanson and Mr. Stournaras are jointly and primarily responsible for the day-to-day management of the Portfolios.

3.	The section entitled “Management of the Portfolios – BlackRock Investment Management, LLC” is also hereby amended to include the following after the fourth paragraph:

Peter Stournaras, CFA, has been a Managing Director of BlackRock, Inc. since 2010. Prior to joining BlackRock, Inc., Mr. Stournaras was a Director at Northern Trust Company from 2006 to 2010. From 2005 to 2006, Mr. Stournaras was a portfolio manager at Smith Barney/Legg Mason and from 1998 to 2005 he was a Director at Citigroup Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

ING BlackRock Large Cap Value Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated October 25, 2010

to the Portfolios’ Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 30, 2010

ING BlackRock Large Cap Value Portfolio

On October 21, 2010, the Portfolio’s Board of Trustees approved a proposal to reorganize ING BlackRock Large Cap Value Portfolio (“Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING BlackRock Large Cap Value Portfolio	ING T. Rowe Price Equity Income Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about December 9, 2010, and a shareholder meeting is scheduled to be held on or about January 11, 2011. The Disappearing Portfolio will notify shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed Reorganization is obtained, it is expected that the Reorganization will take place on or about January 21, 2011. After the Reorganization you will hold shares of ING T. Rowe Price Equity Income Portfolio. For more information regarding ING T. Rowe Price Equity Income Portfolio, please contact a Shareholder Services representative or your financial professional.

ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio

Effective October 8, 2010, Peter Stournaras has been added as a co-portfolio manager to the Portfolios. Effective immediately, the Portfolios’ SAI is revised as follows:

1.

The tables entitled “Other Managed Accounts” in the sections entitled “Other Information About Portfolio Managers – BlackRock Large Cap Growth Portfolio” and “Other Information About Portfolio Managers – BlackRock Large Cap Value Portfolio,” found on pages 140 and 142, respectively, of the Portfolios’ SAI are hereby amended to include the following:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Peter Stournaras(1)	24	$14.32	10(2)	$2.75	19	$3.39

(1)   As of October 8, 2010.

(2)   One account with total assets of $110.5 million has a performance based advisory fee.

2.	The sub-sections entitled “Portfolio Manager Ownership of Securities” in the sections entitled “Other Information About Portfolio Managers – BlackRock Large

Cap Growth Portfolio” and “Other Information About Portfolio Managers – BlackRock Large Cap Value Portfolio” found on pages 142 and 144, respectively, of the Portfolios’ SAI are hereby amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Peter Stournaras(1)	None

(1) As of October 8, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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